Summary of Significant Accounting Policies (Details)		12 Months Ended
	Mar. 11, 2044	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 27, 2023 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Net current liabilities		$ 93,591,743
Restricted shares (in Shares) | shares					5,469,019
Restricted investement					$ 220,000,000
Option agreements effect term		10 years
Service fees, percentage		80.00%
Restricted cash		$ 462,300
Goodwill, Impairment Loss		$ 79,916,742	$ 1,854,221	$ 1,994,986
Likelihood of being sustained		50.00%
Single operating and reportable segment		1	1	1
Lease term		12 years
Advertising costs			$ 58,075	$ 915,203
Tax effect
Uninured cash in banks		$ 546,286	1,264,881
Total trade receivables		10.00%
Intangible assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of intangible assets
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares			7,803,132
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill, Impairment Loss		$ 79,916,742	$ 1,854,221
Three Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue		50.00%	53.00%
Two Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue				32.00%
First Tranche [Member]
Summary of Significant Accounting Policies [Line Items]
Share subscription agreement		$ 22,000,000
Second Tranche [Member]
Summary of Significant Accounting Policies [Line Items]
Share subscription agreement		198,000,000
Second Tranche [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Share subscription agreement		220,000,000
Second Tranche [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Share subscription agreement		$ 50,000,000
WFOE [Member]
Summary of Significant Accounting Policies [Line Items]
Service fees, percentage		20.00%
iTraffic and Hongda Jiutong [Member]
Summary of Significant Accounting Policies [Line Items]
Service fees, percentage		100.00%
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Renewed term period	10 years